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                        DIRECTOR FOCUS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69475

    SUPPLEMENT DATED SEPTEMBER 20, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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             SUPPLEMENT DATED SEPTEMBER 20, 2006 TO YOUR PROSPECTUS

EFFECTIVE AUGUST 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO:
LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO:
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO:
LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO:

The information for these four Funds in the table entitled "The Funds" under the General Contract Information section is deleted and replaced with the following information:

FUNDS                                                      ADVISER                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE ALL CAP     Legg Mason Partners Fund Advisor, LLC;       Capital appreciation
 PORTFOLIO SUB-ACCOUNT (formerly         sub-advised by CAM North America, LLC
 Salomon Brothers Variable All Cap Fund
 Sub-Account) which purchases Class I
 shares of the Legg Mason Partners
 Variable All Cap Portfolio of Legg
 Mason Partners Variable Portfolios I,
 Inc. (formerly Salomon Brothers
 Variable Series Funds Inc)
LEGG MASON PARTNERS VARIABLE HIGH YIELD  Legg Mason Partners Fund Advisor, LLC;       Maximize total return consistent with the
 BOND PORTFOLIO SUB-ACCOUNT (formerly    sub-advised by Western Asset Management      preservation of capital
 Salomon Brothers Variable High Yield    Company
 Bond Fund Sub-Account) which purchases
 Class I shares of the Legg Mason
 Partners Variable High Yield Bond
 Portfolio of Legg Mason Partners
 Variable Portfolios I, Inc. (formerly
 Salomon Brothers Variable Series Funds
 Inc)
LEGG MASON PARTNERS VARIABLE INVESTORS   Legg Mason Partners Fund Advisor, LLC;       Long-term growth of capital with current
 PORTFOLIO SUB-ACCOUNT (formerly         sub-advised by CAM North America, LLC        income as a secondary objective
 Salomon Brothers Variable Investors
 Fund Sub-Account) which purchases
 Class I shares of the Legg Mason
 Partners Variable Investors Portfolio
 of Legg Mason Partners Variable
 Portfolios I, Inc. (formerly Salomon
 Brothers Variable Series Funds Inc)
LEGG MASON PARTNERS VARIABLE TOTAL       Legg Mason Partners Fund Advisor, LLC;       Above-average income with a secondary
 RETURN PORTFOLIO SUB-ACCOUNT (formerly  sub-advised by CAM North America, LLC and    objective to take advantage of
 Salomon Brothers Variable Total Return  Western Asset Management Company             opportunities to achieve growth of capital
 Fund Sub-Account) which purchases                                                    and income
 Class I shares of the Legg Mason
 Partners Variable Total Return
 Portfolio of Legg Mason Partners
 Variable Portfolios I, Inc. (formerly
 Salomon Brothers Variable Series Funds
 Inc)

EFFECTIVE SEPTEMBER 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO: Name Change

Legg Mason Partners Variable High Yield Bond Portfolio changed its name to Legg Mason Partners Variable Global High Yield Bond Portfolio. All references in your prospectus to Legg Mason Partners Variable High Yield Bond Portfolio are replaced with "Legg Mason Partners Variable Global High Yield Bond Portfolio" as of that date.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6027